Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Balance, beginning of year	$ (28,314.3)		$ (20,505.6)	$ (62,608.4)
Exchange differences arising on translation of foreign operations	64,502.7		(14,255.6)	51,009.7
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	793.8		618.2
Equity instruments	5,078.3		1,953.0	(263.3)
Debt instruments	1,254.5		3,639.8	(10,513.7)
Disposal of investments in equity instruments at fair value through other comprehensive income	(4,009.1)		(151.9)	(303.3)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	683.1		473.9	410.1
Loss allowance adjustments from debt instruments	12.3		9.5	0.9
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	(75.2)		(34.8)	1,329.2
Transferred to initial carrying amount of hedged items	0.1		(45.2)	(52.9)
Issuance of employee restricted stock	(2,637.4)		(586.0)	(451.9)
Share-based payment expenses recognized	1,222.8		477.7	266.7
Share of other comprehensive income (loss) of associates	210.5		92.7	665.3
Other comprehensive income transferred to profit or loss due to decline of equity method	(7.1)
Income tax effect	(10.0)			6.0
Balance, end of year	38,705.0	$ 1,180.4	(28,314.3)	(20,505.6)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(25,316.8)		(11,743.3)	(63,303.3)
Exchange differences arising on translation of foreign operations	64,502.7		(14,255.6)	51,009.7
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	793.8		618.2
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Disposal of investments in equity instruments at fair value through other comprehensive income	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	290.4		63.9	550.3
Other comprehensive income transferred to profit or loss due to decline of equity method	(7.1)
Income tax effect	0.0			0.0
Balance, end of year	40,263.0		(25,316.8)	(11,743.3)
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year	(293.5)		(185.2)	0.0
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0		0.0
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Disposal of investments in equity instruments at fair value through other comprehensive income	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Issuance of employee restricted stock	(2,637.4)		(586.0)	(451.9)
Share-based payment expenses recognized	1,222.8		477.7	266.7
Share of other comprehensive income (loss) of associates	0.0		0.0	0.0
Other comprehensive income transferred to profit or loss due to decline of equity method	0.0
Income tax effect	0.0			0.0
Balance, end of year	(1,708.1)		(293.5)	(185.2)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Balance, beginning of year	(4,099.9)		(10,056.4)	574.3
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0		0.0
Equity instruments	5,078.3		1,953.0	(263.3)
Debt instruments	1,254.5		3,639.8	(10,513.7)
Disposal of investments in equity instruments at fair value through other comprehensive income	(4,009.1)		(151.9)	(303.3)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	683.1		473.9	410.1
Loss allowance adjustments from debt instruments	12.3		9.5	0.9
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	(69.4)		32.2	38.6
Other comprehensive income transferred to profit or loss due to decline of equity method	0.0
Income tax effect	(10.0)			0.0
Balance, end of year	(1,160.2)		(4,099.9)	(10,056.4)
Other - Gain (loss) on hedging instruments [member]
Balance, beginning of year	1,395.9		1,479.3	120.6
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (Loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0		0.0
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Disposal of investments in equity instruments at fair value through other comprehensive income	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	(75.2)		(34.8)	1,329.2
Transferred to initial carrying amount of hedged items	0.1		(45.2)	(52.9)
Share of other comprehensive income (loss) of associates	(10.5)		(3.4)	76.4
Other comprehensive income transferred to profit or loss due to decline of equity method	0.0
Income tax effect	0.0			6.0
Balance, end of year	$ 1,310.3		$ 1,395.9	$ 1,479.3